Basis of Presentation and Consolidation	9 Months Ended
Sep. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and Consolidation

Note 1. Basis of Presentation and Consolidation

Stratasys Ltd. (collectively with its subsidiaries, the “Company”) is a 3D solutions company, offering additive manufacturing (“AM”) solutions for the creation of parts used in the processes of designing and manufacturing products and for the direct manufacture of end parts across a broad range of vertical markets. The Company’s solutions include products ranging from entry-level desktop 3D printers to systems for rapid prototyping (“RP”) and large production systems for direct digital manufacturing (“DDM”). In addition, the Company develops, manufactures and sells materials for use with its systems and provides related service offerings. The Company also provides a variety of custom manufacturing solutions through its direct manufacturing printed parts service as well as 3D printing related professional services offerings.

The condensed consolidated interim financial statements include the accounts of Stratasys Ltd. and its subsidiaries. All intercompany accounts and transactions, including profits from intercompany sales not yet realized outside the Company, have been eliminated in consolidation.

The consolidated interim financial information herein is unaudited; however, such information reflects all adjustments (consisting of normal, recurring adjustments), which are, in the opinion of management, necessary for a fair statement of results for the interim period. The results of operations for the three and nine months ended September 30, 2017 are not necessarily indicative of the results to be expected for the full year. Certain financial information and footnote disclosures normally included in the annual consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) have been condensed or omitted. The reader is referred to the audited consolidated financial statements and notes thereto for the year ended December 31, 2016, filed with the U.S. Securities and Exchange Commission (the “SEC”) as part of the Company’s Annual Report on Form 20-F for such year on March 9, 2017.

Recently issued and adopted accounting pronouncements

In March 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) which simplifies certain aspects of the accounting for share-based payments, including, among other items, accounting for income taxes and allowing an entity-wide accounting policy election to either estimate the number of awards that are expected to vest or account for forfeitures as they occur, rather than to account for them based on an estimate of expected forfeitures. This ASU became effective for the Company on January 1, 2017. Upon the adoption of this ASU, the Company recorded a cumulative-effect adjustment to its net operating losses of approximately $5 million as of January 1, 2017 offset with an increase to its valuation allowance with respect to previously unrecognized excess tax benefits. Under the new ASU, excess tax benefits or deficiencies related to stock option exercises and restricted stock unit vesting are recognized in the statement of operations. The adoption of this ASU does not have a material impact on the Company’s results of operations as excess tax benefits generated from the vesting of share-based awards will be recognized in the consolidated statements of operations, but offset with consideration of the valuation allowance in the Company’s US operations. In addition, upon the adoption of this ASU, the Company has elected as an accounting policy to record forfeitures as they occur, using a modified retrospective transition method. The total cumulative-effect adjustment to retained earnings as of January 1, 2017 was immaterial. Prior periods have not been restated.

In August 2017, the FASB issued an ASU which expands the activities that may be eligible to qualify for hedge accounting, simplifies the rules for reporting hedging transactions and better portray the economic results of risk management activities in the financial statements. It also amends certain presentation and disclosure requirements and eases certain hedge effectiveness assessment requirements. The new guidance is effective for fiscal year beginning after December 15, 2018, including interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact of the adoption of the new guidance on its consolidated financial statements.

In January 2017, the FASB issued an ASU which eliminates the requirement to determine the implied fair value of the reporting unit’s goodwill by measuring the reporting unit’s assets and liabilities at fair value in a hypothetical analysis as if the reporting unit was acquired in a business combination, as part of the second step of goodwill impairment testing. Under the new guidance, goodwill impairment testing will be performed by comparing the fair value of the reporting unit with its carrying amount and recognizing an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value. The new ASU is effective for annual and interim goodwill impairment tests in fiscal years beginning after December 15, 2019, and should be applied on a prospective basis. Early adoption is permitted for annual or interim goodwill impairment testing performed after January 1, 2017. The Company is currently evaluating the impact of the adoption of this guidance on its consolidated financial statements.

In January 2017, the FASB issued an ASU which revises the definition of a business and provides new guidance in evaluating whether transactions should be accounted for as an acquisition (or disposal) of assets or as a business combination. The definition of a business affects areas of accounting including acquisitions, disposals, goodwill and consolidation. Under this new guidance, if substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single identifiable asset or a group of similar identifiable assets, it may be treated as an asset acquisition (or disposal) rather than a business combination. The new guidance is effective for fiscal year beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact of the adoption of the new guidance on its consolidated financial statements.

In November 2016, the FASB issued an ASU which requires entities to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The ASU is effective for annual reporting periods (including interim periods within those annual reporting periods) beginning after December 15, 2017. Early adoption is permitted and should be adopted retrospectively. The Company is currently evaluating the impact of the adoption of this guidance on its consolidated statements of cash flows.

In October 2016, the FASB issued an ASU which eliminates the exception for an intra-entity transfer of an asset other than inventory. This ASU requires that the income tax consequences of an intra-entity asset transfer other than inventory are recognized at the time of the transfer, rather than when the transferred asset is sold to a third party or otherwise recovered through use. The ASU is effective for annual reporting periods (including interim periods within those annual reporting periods) beginning after December 15, 2017. Early adoption is permitted as of the beginning of an annual reporting period (as of the first interim period if an entity issues interim financial statements). The new guidance requires adoption on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings as of the beginning of the period of adoption. The Company is currently evaluating the impact of the adoption of this guidance on its consolidated financial statements.

In February 2016, the FASB issued a new ASU which revises lease accounting guidance. Under the new guidance, lessees will be required to recognize a right-of-use asset and a lease liability for all leases, other than leases that meet the definition of a short-term lease. The liability and the right-of-use asset arising from the lease will be measured as the present value of the lease payments. In addition, this guidance requires disclosure of key information about leasing arrangements to increase transparency and comparability among organizations. The new standard is effective for fiscal year beginning after December 15, 2018, including interim periods within those fiscal years. Early adoption is permitted. The new standard must be adopted using a modified retrospective transition approach. The Company is currently evaluating the impact of the adoption of the new lease accounting guidance on its consolidated financial statements.

In May 2014, the FASB issued a new ASU which provides new comprehensive revenue recognition guidance on revenue from contracts with customers that will supersede the current revenue recognition guidance. The new revenue recognition standard (hereinafter “the Standard”) provides a unified model to determine when and how revenue is recognized. The core principle of the Standard is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The Standard is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. Early adoption is permitted for annual reporting periods beginning after December 15, 2016. This Standard may be applied retrospectively to each prior period presented (“full retrospective approach”) or retrospectively with the cumulative effect recognized in retained earnings as of the date of adoption (“modified retrospective approach”). The Company has developed a project plan to analyze the potential impact the Standard will have on its consolidated financial statements and related disclosures as well as its business processes, systems and controls. This includes reviewing revenue contracts across all revenue streams and evaluating potential differences that would result from applying the requirements under the Standard. The Company will adopt the Standard using the modified retrospective approach. Based on the analysis conducted to date, the Company does not expect a material change in its pattern of revenue recognition. The Company will continue to assess, throughout the remainder of 2017, the impact of the Standard’s expanded disclosure requirements and the Standard’s requirement to capitalize costs associated with obtaining customer contracts, including commission payments, which are currently expensed as incurred.